Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	June 30, 2018	June 30, 2017
Vehicles	$1,000	$1,000
Machinery and equipment	112,000	84,000
Office equipment	162,000	133,000
Furniture and Equipment	39,000	36,000
Leasehold improvements	34,000	10,000
	348,000	264,000
Less: Accumulated depreciation	(261,000)	(205,000)
Property, plant and equipment, net	$87,000	$59,000